Shareholder Report, Holdings (Details)	Aug. 31, 2026
Fidelity Maryland Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity Maryland Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Maryland Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Maryland Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Maryland Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Maryland Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Maryland Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Maryland Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Maryland Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Maryland Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Maryland Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Maryland Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Maryland Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Maryland Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Arizona Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Arizona Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Arizona Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Arizona Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Arizona Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Arizona Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Arizona Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Arizona Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Arizona Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Arizona Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Fidelity Arizona Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Arizona Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Arizona Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Arizona Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Arizona Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%